Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Potential equity impact of deferred taxes	$ 14,900
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0		$ 0
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities, Portion Which Affected Effective Tax Rate		$ 19,500
Deferred Tax Assets and Liabilities [Abstract]
Current deferred tax liability	0	3,087
Non-current deferred tax liability	162,189	142,263
Current deferred tax asset	0	(117)
Net deferred tax liability	162,189	145,233
Deferred tax assets
Federal net operating loss carryforwards	308,738	312,113
State net operating loss carryforwards	47,711	41,395
Share-based compensation	32,524	35,122
Other	43,936	42,554
Gross deferred tax assets	432,909	431,184
Valuation allowance	(247,761)	(261,962)
Deferred tax assets, net of valuation allowance	185,148	169,222
Deferred tax liabilities
Difference between book and tax basis of intangible assets	216,655	202,089
Difference between book and tax basis of property	105,732	86,280
State tax liability, net of federal benefit	13,428	11,980
Other	11,522	14,106
Gross deferred tax liabilities	347,337	314,455
State and Local Jurisdiction
Deferred tax assets
Federal net operating loss carryforwards	653,500
All years [Member]
Income Taxes [Line Items]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		$ 27,700
Alternative Minimum Tax Credit Carryforward [Member] | Internal Revenue Service (IRS)
Income Taxes [Line Items]
Tax credit carryforwards	$ 1,100